Borrowings (Details 1) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Adjusted par value	₪ 144,590	₪ 571,789
Carrying amounts	₪ 136,028	₪ 538,668
Notes issued by the Company [Member] | Series H Notes [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		9.47%
interest rate		CPI+6
Principal final maturity		2018
Adjusted par value		₪ 296,160
Carrying amounts		₪ 295,363
Notes issued by the Company [Member] | Series I Notes [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	12.80%	12.80%
interest rate	CPI+6	CPI+6
Principal final maturity	November 30, 2019	2019
Adjusted par value	₪ 107,529	₪ 217,279
Carrying amounts	98,967	184,955
Notes issued by the Company [Member] | Accumulated Interest On Series I Notes [Member]
Disclosure of detailed information about borrowings [line items]
Adjusted par value	37,061	58,350
Carrying amounts	₪ 37,061	₪ 58,350